Critical Judgements in Applying Accounting Policies - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Critical Judgements In Applying Accounting Policies [line items]
Impairment expense	$ 244
Mexican Tax Authority 1 [member]
Critical Judgements In Applying Accounting Policies [line items]
VAT refunds	269
VAT receivables	186	$ 237
VAT receivables, non-current	$ 29
Bottom of range [member] | Leagold Mining Corporation [member]
Critical Judgements In Applying Accounting Policies [line items]
Percentage of ownership interest required for equity method accounting	20.00%
Cerro Casale And Caspiche Project [member]
Critical Judgements In Applying Accounting Policies [line items]
Percentage of interest acquired	50.00%
Los Filos Mine [member]
Critical Judgements In Applying Accounting Policies [line items]
Reversal of impairment expense		$ 59
Impairment expense	$ 16